Losses Per Share (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Losses Per Share [Abstract]
Net loss attributed to Excel Maritime Carriers Ltd. for the period	$ (70,013)	$ (17,021)
Weighted average number of shares, basic	88,723,937	83,730,845
Weighted average number of shares, diluted	88,723,937	83,730,845
Losses per common share, basic	$ (0.79)	$ (0.2)
Losses per common share, diluted	$ (0.79)	$ (0.2)